Parnassus Mid Cap Growth Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (2.5%)

StandardAero Inc.[q]	769,588		21,002,057

Biotechnology (3.2%)

Alnylam Pharmaceuticals Inc.[q]	37,014		16,878,384

Natera Inc.[q]	60,923		9,806,775

			26,685,159

Building Products (3.9%)

Builders FirstSource Inc.[q]	126,309		15,314,966

Trane Technologies plc	41,749		17,616,408

			32,931,374

Capital Markets (7.8%)

Ares Management Corp., Class A	107,595		17,203,365

Morningstar Inc.	42,488		9,857,641

MSCI Inc., Class A	21,742		12,336,628

Robinhood Markets Inc., Class Aq	185,832		26,607,426

			66,005,060

Chemicals (1.4%)

The Sherwin-Williams Co.	35,254		12,207,050

Distributors (2.0%)

Pool Corp.	55,681		17,265,008

Diversified Financial Services (1.0%)

Block Inc., Class Aq	120,615		8,716,846

Electrical Equipment (2.5%)

Rockwell Automation Inc.	60,163		21,028,773

Equity Real Estate Investment Trusts (2.3%)

CoStar Group Inc.[q]	228,577		19,285,042

Health Care Equipment & Supplies (4.9%)

Alcon AG	137,380		10,236,184

IDEXX Laboratories Inc.[q]	32,877		21,004,787

Insulet Corp.[q]	32,077		9,903,132

			41,144,103

Hotels, Restaurants & Leisure (8.0%)

Chipotle Mexican Grill Inc., Class Aq	425,568		16,678,010

Hilton Worldwide Holdings Inc.	121,997		31,650,902

Royal Caribbean Cruises Ltd.	59,717		19,323,227

			67,652,139

Household Durables (1.0%)

SharkNinja Inc.[q]	83,447		8,607,558

IT Services (3.1%)

		$

Cloudflare Inc., Class Aq	123,932		26,594,568

Life Sciences Tools & Services (5.3%)

Agilent Technologies Inc.	148,093		19,007,737

Mettler-Toledo International Inc.[q]	13,535		16,615,701

West Pharmaceutical Services Inc.	33,568		8,805,893

			44,429,331

Multiline Retail (2.6%)

MercadoLibre Inc.[q]	9,297		21,726,531

Professional Services (7.8%)

Broadridge Financial Solutions Inc.	85,682		20,406,882

Equifax Inc.	141,431		36,281,294

Verisk Analytics Inc., Class A	37,559		9,446,464

			66,134,640

Semiconductors & Semiconductor Equipment (9.6%)

KLA Corp.	22,494		24,262,028

Monolithic Power Systems Inc.	27,411		25,235,663

Teradyne Inc.	230,408		31,713,357

			81,211,048

Software (21.1%)

AppLovin Corp., Class Aq	22,707		16,315,888

Atlassian Corp., Class Aq	72,433		11,567,550

Autodesk Inc.[q]	64,784		20,579,933

BILL Holdings Inc.[q]	405,526		21,480,712

Cadence Design Systems Inc.[q]	50,764		17,831,363

Datadog Inc., Class Aq	175,279		24,959,730

Guidewire Software Inc.[q]	102,531		23,567,776

Procore Technologies Inc.[q]	141,273		10,301,627

PTC Inc.[q]	101,349		20,575,874

Workday Inc., Class Aq	49,660		11,954,652

			179,135,105

Specialty Retail (1.3%)

O’Reilly Automotive Inc.[q]	104,793		11,297,733

Technology Hardware, Storage & Peripherals (5.1%)

Sandisk Corp.[q]	383,497		43,028,363

Trading Companies & Distributors (2.6%)

WW Grainger Inc.	22,819		21,745,594

Total investment in equities (99.0%)

(cost $591,832,420)			837,833,082

			$	$		$
Short-Term Securities	Interest Rate	Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (1.1%)

Citibank, New York	3.44%	10/01/2025			8,969,777		8,969,777

Total short-term securities (1.1%)

(cost $8,969,777)							8,969,777

Total securities (100.1%)

(cost $600,802,197)							846,802,859

Other assets and liabilities (-0.1%)							(654,640)

Total net assets (100.0%)							846,148,219

q	This security is non-income producing.

plc	Public Limited Company

AG	Aktiengesellschaft